Cover	Feb. 09, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 09, 2024
Entity File Number	000-55680
Entity Registrant Name	CITRINE GLOBAL, CORP.
Entity Central Index Key	0001498067
Entity Tax Identification Number	68-0080601
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2 Jabotinsky St.
Entity Address, Address Line Two	Atrium Tower
Entity Address, City or Town	Ramat Gan
Entity Address, Country	IL
Entity Address, Postal Zip Code	4655102
City Area Code	+ (972)
Local Phone Number	9 855 1422
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false